UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Gold & Special Minerals Fund

                                                                                         Shares                 Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
-----------------------------------------------------------------------------------------------------------------------
MATERIALS--98.7%
-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--98.7%
Agnico-Eagle Mines Ltd. 1                                                               360,900        $    5,153,652
-----------------------------------------------------------------------------------------------------------------------
Alcan, Inc. 1                                                                            68,400             3,269,520
-----------------------------------------------------------------------------------------------------------------------
Alcoa, Inc. 1                                                                           163,700             5,498,683
-----------------------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                                          4,000,000             2,590,740
-----------------------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd. 2                                                     28,673               569,686
-----------------------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                                      195,626             8,240,073
-----------------------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR 1                                                 451,293            17,555,298
-----------------------------------------------------------------------------------------------------------------------
Antofagasta plc                                                                         308,800             6,328,763
-----------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp. 1                                                                    771,900            16,240,776
-----------------------------------------------------------------------------------------------------------------------
Bema Gold Corp. 2                                                                     1,430,000             4,561,700
-----------------------------------------------------------------------------------------------------------------------
Cambior, Inc. 2                                                                       1,600,000             4,883,463
-----------------------------------------------------------------------------------------------------------------------
Celtic Resources Holdings plc 2                                                         400,000             3,058,802
-----------------------------------------------------------------------------------------------------------------------
Centerra Gold, Inc. 2                                                                   310,000             4,607,975
-----------------------------------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. 2                                                             945,500             4,481,670
-----------------------------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR, B Shares                             700,000            16,625,000
-----------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                               648,000            12,474,000
-----------------------------------------------------------------------------------------------------------------------
Dowa Mining Co. Ltd.                                                                    300,000             2,015,180
-----------------------------------------------------------------------------------------------------------------------
Durban Roodeport Deep Ltd., Sponsored ADR 2                                           1,735,162             3,489,411
-----------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 2                                                                   580,000             1,880,609
-----------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 2                                                                 1,220,600             3,957,709
-----------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd. 2                                                           718,800             9,516,379
-----------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 2                                                                  500,000             2,536,864
-----------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1                                           420,000            17,010,000
-----------------------------------------------------------------------------------------------------------------------
Fujian Zijin Mining Industry Co. Ltd.                                                12,600,000             4,201,616
-----------------------------------------------------------------------------------------------------------------------
Glamis Gold Ltd. 1, 2                                                                 1,064,200            19,932,466
-----------------------------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                                         720,000             9,828,000
-----------------------------------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 2                                                          1,852,800             9,764,256
-----------------------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR                                             210,900             2,872,458
-----------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 2                                                                      280,000             2,083,200
-----------------------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                                           830,000             6,664,900
-----------------------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                                           150,000             1,203,425
-----------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                           188,800            15,174,170
-----------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. 2                                                                    645,290             4,375,066
-----------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 2                                                   1,447,000             7,318,741
-----------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 2                                                                   333,900             5,558,824
-----------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 2                                                                   330,000             5,517,600
-----------------------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                                  1,708,997            18,891,434
-----------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.) 1                                                    514,005            23,402,648
-----------------------------------------------------------------------------------------------------------------------
Northgate Exploration Ltd.  2                                                         2,610,000             4,965,910
-----------------------------------------------------------------------------------------------------------------------
Placer Dome, Inc. 1                                                                   1,197,300            23,802,324
-----------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR 1,2                                                      1,345,600            13,281,072
-----------------------------------------------------------------------------------------------------------------------
Rio Tinto plc 3                                                                         172,860             4,654,706
-----------------------------------------------------------------------------------------------------------------------
Royal Gold, Inc. 1                                                                      630,000            10,760,400
-----------------------------------------------------------------------------------------------------------------------
Southwestern Resources Corp.  2                                                         417,100             4,751,647
-----------------------------------------------------------------------------------------------------------------------
Vedanta Resources plc                                                                   700,000             4,566,458
-----------------------------------------------------------------------------------------------------------------------
Wheaton River Materials Ltd.                                                            800,000             2,517,836
                                                                                                    -------------------
Total Common Stocks (Cost $291,544,833)                                                                   362,635,110

                                                                                          Units
-----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
-----------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. Wts., Exp. 8/25/05 2                                                240,000               126,621
-----------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc. Wts., Exp. 4/30/07  2,4                                                    7,500                55,500
-----------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 2                                              70,000                84,794
-----------------------------------------------------------------------------------------------------------------------
Wheaton River Minerals Ltd. Wts.:
Exp. 5/30/07 2                                                                          125,000               241,795
Exp. 8/25/08 2                                                                          150,000               205,724
                                                                                                    -------------------
Total Rights, Warrants and Certificates (Cost $213,334)                                                       714,434

                                                                                      Principal
                                                                                         Amount
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
Undivided interest of 0.84% in joint repurchase agreement
(Principal Amount/Value $729,739,000, with a maturity value of
$729,775,487) with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $6,150,308 on 10/1/04, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of $745,857,878
(Cost $6,150,000)                                                                 $   6,150,000             6,150,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $297,908,167)                                          100.6%           369,499,544
-----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                     (0.6)            (3,997,242)
                                                                                ---------------------------------------
Net Assets                                                                               100.0%        $  365,502,302
                                                                                =======================================



Footnotes to Statement of Investments

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                  CONTRACTS         EXPIRATION            EXERCISE             PREMIUM
                            SUBJECT TO CALL              DATES               PRICE            RECEIVED               VALUE
---------------------------------------------------------------------------------------------------------------------------
 Agnico-Eagle Mines Ltd.                500           11/22/04              $15.00             $34,498             $20,000
 Agnico-Eagle Mines Ltd.              1,000            2/21/05               15.00              61,249              85,000
 Alcan, Inc.                            500            1/24/05               45.00              50,999             220,000
 Alcoa, Inc.                            500            1/24/05               35.00              78,496              65,000
 AngloGold Ashanti Ltd.,
 Sponsored ADR                          500            1/24/05               40.00              49,278             120,000
 Barrick Gold Corp.                   1,000            1/24/05               22.50              55,184              90,000
 Barrick Gold Corp.                   1,000            1/24/05               25.00              48,998              25,000
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B             500            1/24/05               40.00              67,247             175,000
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B           1,000            1/24/05               45.00             106,997             130,000
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B             500           11/22/04               35.00             130,994             285,000
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B             500           11/22/04               40.00              53,147             112,500
 Glamis Gold Ltd.                     1,000           11/22/04               17.50              63,998             170,000
 Glamis Gold Ltd.                     1,200           11/22/04               20.00              79,074              48,000
 Glamis Gold Ltd.                     1,000            2/21/05               20.00              65,228             125,000
 Newmont Mining Corp.
 (Holding Co.)                          500            1/24/05               45.00              83,556             175,000
 Newmont Mining Corp.
 (Holding Co.)                        1,000            1/24/05               50.00              94,248             155,000
 Newmont Mining Corp.
 (Holding Co.)                        1,000           12/20/04               45.00             129,744             290,000
 Newmont Mining Corp.
 (Holding Co.)                        1,000           12/20/04               50.00             111,996              95,000
 Newmont Mining Corp.
 (Holding Co.)                          500           12/20/04               47.50              63,122              85,000
 Placer Dome, Inc.                    2,000           12/20/04               20.00              88,051             220,000
 Randgold Resource Ltd., ADR           500           12/20/04               10.00              27,229              30,000
 Randgold Resource Ltd., ADR         1,500           12/20/04               11.25              65,322              30,000
 Royal Gold, Inc.                     2,000            1/24/05               17.50             107,781             240,000
                                                                                            ------------------------------
                                                                                            $1,716,436          $2,990,500
                                                                                            ==============================


2. Non-income producing security.
3. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                  CONTRACTS         EXPIRATION            EXERCISE             PREMIUM
                             SUBJECT TO PUT              DATES               PRICE            RECEIVED               VALUE
---------------------------------------------------------------------------------------------------------------------------
 3M Co.                                 400            1/24/05              $70.00             $41,051             $30,000
 Agnico-Eagle Mines Ltd.              1,000            2/21/05               12.50             100,496              35,000
 Alcoa, Inc.                            500            1/24/05               27.50              52,247              15,000
 Allegheny Technologies, Inc.         1,000            1/24/05               17.50             125,497             160,000
 AMCOL International Corp.              500           12/20/04               15.00              44,848               2,500
 AMCOL International Corp.              500            3/21/05               15.00              44,298              22,500
 AngloGold Ashanti Ltd.,
 Sponsored ADR                          500            1/24/05               25.00              44,498               2,500
 AngloGold Ashanti Ltd.,
 Sponsored ADR                          500            1/24/05               30.00              50,999              10,000
 AngloGold Ashanti Ltd.,
 Sponsored ADR                          500            4/18/05               30.00              52,649              37,500
 Apex Silver Mines Ltd.                 500            1/24/05               15.00              22,889              10,000
 Apex Silver Mines Ltd.               1,000            1/24/05               17.50             111,997              40,000
 Barrick Gold Corp.                   1,000            4/18/05               17.50              81,498              50,000
 Bema Gold Corp.                      1,500           10/18/04                2.50              45,998                  --
 BHP Billiton Ltd.,
 Sponsored ADR                          500            2/21/05               15.00              15,050               7,500
 Companhia Vale do Rio Doce,
 ADR                                  1,500            3/22/05               13.38              63,498              30,000
 Freeport-McMoRan Copper
 & Gold, Inc., Cl. B                  1,000            1/24/05               25.00              99,105              15,000
 Goldcorp, Inc.                       1,000            1/24/05               10.00              68,997              10,000
 Harmony Gold Mining Co. Ltd.,
 Sponsored ADR                        1,000           11/22/04               12.50             103,608              40,000
 Harmony Gold Mining Co. Ltd.,
 Sponsored ADR                          500            2/21/05               10.00              34,499              15,000
 IAMGOLD Corp.                        1,000           12/20/04                5.00              38,998              15,000
 IAMGOLD Corp.                          500            3/21/05                7.50              53,499              37,500
 Ivanhoe Mines Ltd.                     500           12/20/04                5.00              35,698               7,500
 Kinross Gold Corp.                   1,000            2/21/05                5.00              21,599               5,000
 Meridian Gold, Inc.                  1,000            1/24/05               15.00              83,998              50,000
 Newmont Mining Corp.
 (Holding Co.)                        1,000            1/24/05               30.00              65,623               5,000
 Peabody Energy Corp.                   500            3/21/05               45.00              94,948              27,500
 Phelps Dodge Corp.                     500            1/24/05               70.00             105,997              47,500
 Placer Dome, Inc.                      500            1/24/05               17.50              53,499              30,000
 Randgold Resources Ltd., ADR         1,000           12/20/04                8.75              38,999              25,000
 Stillwater Mining Co.                1,000           10/18/04               12.50              80,697                  --
 Tiffany & Co.                        1,000           11/22/04               25.00             113,618              20,000
                                                                                            ------------------------------
                                                                                            $1,990,895            $802,500
                                                                                            ==============================

4. Illiquid security.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                    Value           Percent
-------------------------------------------------------------------------------
Canada                                          $153,696,076             41.6%
United States                                     82,667,673             22.4
South Africa                                      57,729,096             15.6
Australia                                         18,891,434              5.1
Peru                                              16,625,000              4.5
United Kingdom                                    15,549,927              4.2
Brazil                                            12,474,000              3.4
Hong Kong                                          6,792,356              1.8
Ireland                                            3,058,802              0.8
Japan                                              2,015,180              0.6
                                                -------------------------------
Total                                           $369,499,544            100.0%
                                                ===============================




SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $297,908,167
                                                    =============

Gross unrealized appreciation                       $ 76,136,383
Gross unrealized depreciation                         (4,545,006)
                                                    -------------
Net unrealized appreciation                         $ 71,591,377
                                                    =============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)